Total Invested Assets and Related Net Investment Income - Explanation of Investment Result (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Net investment income (loss) recognized in income	$ 11,586	$ (20,580)
Net investment income (loss) recognized in OCI	592	(1,930)
Total Net investment income (loss)	12,178	6,002
Effect of time value of money (Interest on carrying value) including interest on policy loans and interest on amounts on deposit	(4,328)	(2,192)
Impact of change in discount rate on fulfilment cash flows excluding where measured at locked-in rates and effect of changes in financial risk	(2,076)	18,163
Application of risk mitigation option	104	688
Changes in fair value of underlying items for contracts with direct participation features (excluding segregated funds)	(3,425)	5,487
Foreign exchange gains (losses)	(23)	5
Other	132	4
Insurance finance income (expenses)	(9,616)	22,155
Decrease (increase) in investment contract liabilities	(331)	(152)
Net investment result	2,231	(507)
Net investment result recognized in net income	1,639	1,423
Net investment result excluding result for account of segregated fund holders	1,639	1,423
Currently Stated, Due To Changes In Accounting Policy
Disclosure of detailed information about financial instruments [line items]
Net investment income (loss) recognized in income		(20,580)
Net investment income (loss) recognized in OCI		(1,930)
Total Net investment income (loss)		(22,510)
Total insurance
Disclosure of detailed information about financial instruments [line items]
Net investment income (loss) recognized in income	10,211
Net investment income (loss) recognized in OCI	171	(481)
Total Net investment income (loss)	10,382
Effect of time value of money (Interest on carrying value) including interest on policy loans and interest on amounts on deposit	(4,328)	(2,192)
Impact of change in discount rate on fulfilment cash flows excluding where measured at locked-in rates and effect of changes in financial risk	(2,076)	18,163
Application of risk mitigation option	104	688
Changes in fair value of underlying items for contracts with direct participation features (excluding segregated funds)	(3,425)	5,487
Foreign exchange gains (losses)	(23)	5
Other	132	4
Insurance finance income (expenses)	(9,616)	22,155
Net investment result	766	556
Net investment result recognized in net income	595	1,037
Total insurance | Currently Stated, Due To Changes In Accounting Policy
Disclosure of detailed information about financial instruments [line items]
Net investment income (loss) recognized in income		(21,118)
Net investment income (loss) recognized in OCI		(481)
Total Net investment income (loss)		(21,599)
Insurance contracts Issued
Disclosure of detailed information about financial instruments [line items]
Effect of time value of money (Interest on carrying value) including interest on policy loans and interest on amounts on deposit	(4,484)	(2,205)
Impact of change in discount rate on fulfilment cash flows excluding where measured at locked-in rates and effect of changes in financial risk	(1,985)	18,618
Application of risk mitigation option	104	688
Changes in fair value of underlying items for contracts with direct participation features (excluding segregated funds)	(3,425)	5,487
Foreign exchange gains (losses)	(22)	(2)
Other	137	9
Insurance finance income (expenses)	(9,675)	22,595
Reinsurance contracts held
Disclosure of detailed information about financial instruments [line items]
Effect of time value of money (Interest on carrying value) including interest on policy loans and interest on amounts on deposit	156	13
Impact of change in discount rate on fulfilment cash flows excluding where measured at locked-in rates and effect of changes in financial risk	(91)	(455)
Application of risk mitigation option	0	0
Changes in fair value of underlying items for contracts with direct participation features (excluding segregated funds)	0	0
Foreign exchange gains (losses)	(1)	7
Other	(5)	(5)
Insurance finance income (expenses)	59	(440)
Non-insurance (all other)
Disclosure of detailed information about financial instruments [line items]
Net investment income (loss) recognized in income	1,375
Net investment income (loss) recognized in OCI	421	(1,449)
Total Net investment income (loss)	1,796
Decrease (increase) in investment contract liabilities	(331)	(152)
Net investment result	1,465	(1,063)
Net investment result recognized in net income	$ 1,044	386
Non-insurance (all other) | Currently Stated, Due To Changes In Accounting Policy
Disclosure of detailed information about financial instruments [line items]
Net investment income (loss) recognized in income		538
Net investment income (loss) recognized in OCI		(1,449)
Total Net investment income (loss)		$ (911)